INCOME TAX - Deferred tax asset and liability with effect on income statement, OCI and equity (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2018	$ (1,047,118)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(299,106)
Net deferred tax, With OCI effects	139,055
Net deferred tax, Eliminations	30,705
Net deferred tax, Reclassifications	55,508
Net deferred tax at December 31, 2019	(1,120,956)
Deferred tax asset [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2018	1,182,677
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(79,475)
Net deferred tax, With OCI effects	153,409
Net deferred tax, Eliminations	(14,192)
Net deferred tax, Reclassifications	10,041
Net deferred tax at December 31, 2019	1,252,460
Deferred tax liability [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2018	(2,229,795)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(219,631)
Net deferred tax, With OCI effects	(14,354)
Net deferred tax, Eliminations	44,897
Net deferred tax, Reclassifications	45,467
Net deferred tax at December 31, 2019	(2,373,416)
Deferred income tax asset result [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2018	704,801
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(79,475)
Net deferred tax, With OCI effects	0
Net deferred tax, Eliminations	(14,192)
Net deferred tax, Reclassifications	8,979
Net deferred tax at December 31, 2019	620,113
Assets deferred Tax, OCI and Equity [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2018	477,876
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	0
Net deferred tax, With OCI effects	153,409
Net deferred tax, Eliminations	0
Net deferred tax, Reclassifications	1,062
Net deferred tax at December 31, 2019	3
Deferred income tax liability result [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2018	(2,122,001)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	(219,631)
Net deferred tax, With OCI effects	0
Net deferred tax, Eliminations	44,897
Net deferred tax, Reclassifications	44,901
Net deferred tax at December 31, 2019	(2,251,834)
Liabilities deferred Tax, OCI and Equity [Member]
Disclosure Of Income Tax [Line Items]
Net deferred tax at December 31, 2018	(107,794)
Net deferred tax, With effects on the statement of income and Foreign currency translation adjustments	0
Net deferred tax, With OCI effects	(14,354)
Net deferred tax, Reclassifications	566
Net deferred tax at December 31, 2019	$ (121,582)